Finance Costs	12 Months Ended
Dec. 31, 2020
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Finance Costs
7.	FINANCE COSTS

	2018	2019	2020	2020
	RMB’000	RMB’000	RMB’000	US$’000
Interest on bank borrowings wholly repayable within five years	24,379	24,435	24,362	3,734
Less: amount capitalized in construction in progress	(1,169)	—	—	—

	23,210	24,435	24,362	3,734

Borrowing costs capitalized arose on the general borrowing pool and are calculated by applying the following capitalization rates:

	2018	2019	2020
Capitalization rate	4.4%	—%	—%